Related Party Transactions - Schedule of Related Parties Transactions (Details) - USD ($)	Dec. 31, 2020	Mar. 31, 2020	Mar. 31, 2019
Amounts due to related parties	$ 6,448,905	$ 5,429,440	$ 4,204,130
Zhida Hong [Member]
Amounts due to related parties	5,698,498	5,043,489	3,989,382
Bihua Yang [Member]
Amounts due to related parties	244,094
Dewu Huang [Member]
Amounts due to related parties	379,253	81,287
Zhongpeng Chen [Member]
Amounts due to related parties		160,427	169,235
Jinlong Huang [Member]
Amounts due to related parties	$ 127,060	$ 144,237	$ 45,513